	UNITED STATES		OMB APPROVAL
	SECURITIES AND EXCHANGE COMMISSION		OMB Number:
	Washington, D.C. 20549		Expires:
			Estimated average burden
	FORM 24F-2		hours per response........1
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing Form.
1. Name and address of issuer:
	Henderson Global Funds
	737 North Michigan Ave Suite 1700
	Chicago, IL 60611

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X ]

	Henderson Global Funds

	3. Investment Company Act File Number: 811-10399

Securities Act File Number:	333-62270

	4(a). Last day of fiscal year for which this Form is filed:

	December 31, 2011

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end
	of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the
	fiscal year pursuant to section 24(f):		$636,759,764

	(ii) Aggregate price of securities redeemed or
	repurchased during the fiscal year:	$738,038,573

	(iii) Aggregate price of securities redeemed
	or repurchased during any prior fiscal year ending no
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
to the Commission:		-

	(iv) Total available redemption credits [add Items 5(ii)	-	$738,038,573
and 5(iii)].
	(v) Net sales -- if Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:		($101,278,809)

	(vi) Redemption credits available for use in future years	$101,278,809
	-- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii) Multiplier for determining registration fee (See
Instruction C.9):			0.0001146

	(viii) Registration fee due [multiply Item 5(v) by Item
	5(vii)] (enter "0" if no fee is due):	=	$0

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

	Not applicable

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
	fiscal years, then state that number here:

	Not applicable

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

		+	$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

		=	$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
	[ ] Wire Transfer
	[ ] Mail or other means

	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the
	capacities and on the dates indicated.

By (Signature and Title)*
	Troy Statczar

Date: March 14, 2012

	*Please print the name and title of the signing officer below the signature.